Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 32,676,466	$ 34,721,673	$ 38,454,397
Insurance	1,939,328	2,382,340	2,196,444
Repairs and maintenance	5,480,702	5,716,570	7,282,481
Spares and consumable stores	8,048,657	8,127,376	9,123,975
Miscellaneous expenses	4,972,345	3,996,819	4,452,266
Total	$ 53,117,498	$ 54,944,778	$ 61,509,563